SHARE-BASED COMPENSATION - Plan Non Vested Share Awards (Details) - $ / shares	1 Months Ended	12 Months Ended
	Jan. 31, 2023	Dec. 31, 2025	Dec. 31, 2023
RSUs
SARs and RSUs, Quantity
Non-vested at the beginning of the period (in shares)		9,015,042
Granted (in shares)	2,700,000	790,762	1,300,000
Vested (in shares)		(3,788,888)
Forfeited (in shares)		(9,511)
Cancelled (in shares)		(237)
Non-vested at the end of the period (in shares)		5,737,256
SARs and RSUs, Weighted average grant date fair value
Non-vested at the beginning of the period (in dollars per share)		$ 20.54
Granted (in dollars per share)		55.05
Vested (in dollars per share)		22.17
Expired (in dollars per share)		21.46
Forfeited (in dollars per share)		47.18
Cancelled (in dollars per share)		70.88
Non-vested at the end of the period (in dollars per share)		$ 23.97
PSUs
SARs and RSUs, Quantity
Granted (in shares)		0